DEFINED BENEFIT PENSION PLANS - Benefit obligations and plan assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation:
Projected benefit obligation at beginning of period			$ 546.0	$ 636.4	$ 546.0	$ 519.1	$ 544.5
Service cost	$ 1.6	$ 1.5	4.4	4.9	6.0	4.9	5.8
Interest cost	$ 0.2	$ 0.7	2.3	1.6	4.2	7.0	7.2
Participants' contributions.					2.4	2.1	2.1
Benefits paid					(10.2)	(8.8)	(8.6)
Actuarial loss (gain)					47.1	49.7	(9.9)
Plan Amendments						(12.4)
Settlements					(8.2)	(8.2)	(1.5)
Currency translation adjustment					49.1	(7.4)	(20.5)
Projected benefit obligation at end of period					636.4	546.0	519.1
Change in plan assets:
Fair value of plan assets at beginning of period			$ 378.1	$ 430.5	378.1	333.2	350.9
Actual return on plan assets					22.2	51.7	(7.9)
Settlements					(8.2)	(8.2)	(1.5)
Employer contributions					12.0	12.5	10.8
Participants' contributions.					2.4	2.1	2.1
Benefits paid					(10.2)	(8.8)	(8.6)
Currency translation adjustment					34.2	(4.4)	(12.6)
Fair value of plan assets at end of period					430.5	378.1	333.2
Unfunded status, net					205.9	167.9	185.9
Accumulated benefit obligation at end of period					613.7	524.5	496.0
Amounts recognized in the Consolidated Balance Sheet:
Net amount recognized					(205.9)	(167.9)	(185.9)
Other non current assets
Change in plan assets:
Unfunded status, net					(0.2)	(0.4)	(1.3)
Amounts recognized in the Consolidated Balance Sheet:
Net amount recognized					0.2	0.4	1.3
Other current liabilities
Change in plan assets:
Unfunded status, net					3.0	2.4	2.2
Amounts recognized in the Consolidated Balance Sheet:
Net amount recognized					(3.0)	(2.4)	(2.2)
Other non-current liabilities
Change in plan assets:
Unfunded status, net					203.1	165.9	185.0
Amounts recognized in the Consolidated Balance Sheet:
Net amount recognized					$ (203.1)	$ (165.9)	$ (185.0)